Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

						Value of Initial Fixed $100
						Investment Based On:

		Summary			Average
		Compensation	Compensation		Compensation		Peer Group TSR		Return
		Table (SCT) Total	Actually	Average SCT	Actually Paid to		(S&P Regional		on
CEO	Year(1)	for CEO	Paid to CEO(2)	Total for NEOs(6)	NEOs(2,6)	BMRC TSR	Banks Index) (4)	Net Income (3)	Assets (3,5)
Myers	2025	$1,930,086	$2,141,022	$749,518	$789,940	99.9	100.5	$26,454,000	0.70
Myers	2024	$1,410,281	$1,328,432	$638,291	$616,889	99.6	100.2	$14,514,000	0.38
Myers	2023	$1,129,808	$930,468	$564,484	$483,277	99.6	100.0	$19,895,000	0.49
Myers	2022	$1,272,044	$1,324,463	$666,614	$681,568	79.5	110.5	$46,586,044	1.08
Myers	2021	$809,192	$802,655	$547,188	$541,064	87.5	129.6	$33,228,231	0.94
Colombo	2021	$1,262,094	$1,166,115	$547,188	$541,064

(1)	Mr. Colombo retired as CEO effective October 31, 2021. Mr. Myers was appointed CEO effective November 1, 2021. Therefore, we provide both incumbent comparisons in 2021.
(2)	Reconciliation of adjustments made to SCT to arrive at CAP for the CEO and average NEO:

	CEO
	2025 (Myers)	2024 (Myers)	2023 (Myers)	2022 (Myers)	2021 (Myers)	2021 (Colombo)
SCT	$1,930,086	$1,410,281	$1,129,808	$1,272,044	$809,192	$1,262,094
Equity awards reported in SCT	$(560,015)	$(342,025)	$(272,031)	$(294,414)	$(153,988)	$(247,290)
Pension amount reported in SCT	$(94,671)	$(89,464)	$(84,544)	$(94,763)	$(59,356)	$(97,586)
Pension value attributable to current year’s service	$94,671	$89,464	$84,544	$82,638	$54,174	$—
Fair value of equity granted in current year	$675,111	$244,736	$160,698	$362,628	$124,745	$197,416
Dividends paid on unvested shares and stock options	$70,682	$45,249	$23,728	$13,643	$7,183	$13,931
Change in FV Equity	$25,158	$(29,809)	$(111,735)	$(17,313)	$20,704	$37,550
CAP	$2,141,022	$1,328,432	$930,468	$1,324,463	$802,655	$1,166,115

	Average NEO
	2025	2024	2023	2022	2021
SCT	$749,518	$638,291	$564,484	$666,614	$547,188
Equity awards reported in SCT	$(105,430)	$(78,304)	$(94,460)	$(134,615)	$(77,966)
Pension amount reported in SCT	$(92,804)	$(84,381)	$(53,024)	$(51,605)	$(44,699)
Pension value attributable to current year’s service	$92,804	$84,381	$49,217	$44,768	$35,101
Fair value of equity granted in current year	$124,322	$52,692	$57,675	$161,832	$65,506
Dividends paid on unvested shares and stock options	$13,880	$11,903	$9,129	$6,443	$3,517
Change in fair value equity	$7,650	$(7,693)	$(49,744)	$(11,869)	$12,417
CAP	$789,940	$616,889	$483,277	$681,568	$541,064

(3)	Non-GAAP results were used in 2024 and 2025 for net income and return on assets, as reflected in the Reconciliation of GAAP and non-GAAP Financial Measures in the Compensation Discussion and Analysis section.
(4)	Based on initial investment of $100 and a cumulative Total Shareholder Return of BMRC and S&P Regional Banks Select Industry Index.
(5)	Return on Average Assets is the company selected performance measure.
(6)	The following non-CEO Named Executive Officers (NEOs) are included in the average figures shown:

2025: Bonaccorso, Bloom, Campbell, Stewart

2024: Girton, Bloom, Campbell, Stewart

2023: Girton, Campbell, Sloan, Stewart

2022: Girton, Campbell, Sloan, Stewart

2021: Girton, Campbell, Stewart, Reizman

Company Selected Measure Name	Return on Assets
Named Executive Officers, Footnote
(1)	Mr. Colombo retired as CEO effective October 31, 2021. Mr. Myers was appointed CEO effective November 1, 2021. Therefore, we provide both incumbent comparisons in 2021.
(6)	The following non-CEO Named Executive Officers (NEOs) are included in the average figures shown:

2025: Bonaccorso, Bloom, Campbell, Stewart

2024: Girton, Bloom, Campbell, Stewart

2023: Girton, Campbell, Sloan, Stewart

2022: Girton, Campbell, Sloan, Stewart

2021: Girton, Campbell, Stewart, Reizman

Peer Group Issuers, Footnote
(4)	Based on initial investment of $100 and a cumulative Total Shareholder Return of BMRC and S&P Regional Banks Select Industry Index.

Adjustment To PEO Compensation, Footnote
(2)	Reconciliation of adjustments made to SCT to arrive at CAP for the CEO and average NEO:

	CEO
	2025 (Myers)	2024 (Myers)	2023 (Myers)	2022 (Myers)	2021 (Myers)	2021 (Colombo)
SCT	$1,930,086	$1,410,281	$1,129,808	$1,272,044	$809,192	$1,262,094
Equity awards reported in SCT	$(560,015)	$(342,025)	$(272,031)	$(294,414)	$(153,988)	$(247,290)
Pension amount reported in SCT	$(94,671)	$(89,464)	$(84,544)	$(94,763)	$(59,356)	$(97,586)
Pension value attributable to current year’s service	$94,671	$89,464	$84,544	$82,638	$54,174	$—
Fair value of equity granted in current year	$675,111	$244,736	$160,698	$362,628	$124,745	$197,416
Dividends paid on unvested shares and stock options	$70,682	$45,249	$23,728	$13,643	$7,183	$13,931
Change in FV Equity	$25,158	$(29,809)	$(111,735)	$(17,313)	$20,704	$37,550
CAP	$2,141,022	$1,328,432	$930,468	$1,324,463	$802,655	$1,166,115

Non-PEO NEO Average Total Compensation Amount	$ 749,518	$ 638,291	$ 564,484	$ 666,614	$ 547,188
Non-PEO NEO Average Compensation Actually Paid Amount	$ 789,940	616,889	483,277	681,568	541,064
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Reconciliation of adjustments made to SCT to arrive at CAP for the CEO and average NEO:

	Average NEO
	2025	2024	2023	2022	2021
SCT	$749,518	$638,291	$564,484	$666,614	$547,188
Equity awards reported in SCT	$(105,430)	$(78,304)	$(94,460)	$(134,615)	$(77,966)
Pension amount reported in SCT	$(92,804)	$(84,381)	$(53,024)	$(51,605)	$(44,699)
Pension value attributable to current year’s service	$92,804	$84,381	$49,217	$44,768	$35,101
Fair value of equity granted in current year	$124,322	$52,692	$57,675	$161,832	$65,506
Dividends paid on unvested shares and stock options	$13,880	$11,903	$9,129	$6,443	$3,517
Change in fair value equity	$7,650	$(7,693)	$(49,744)	$(11,869)	$12,417
CAP	$789,940	$616,889	$483,277	$681,568	$541,064

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Pay Versus Performance Tabular List

We believe the following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2025:

Net Income (YTD Pre-tax, Pre-provision)

Return on Assets (YTD)

Non-Interest Expense

Total Loan Growth

Total Deposit Growth

Diluted EPS Growth

Non-Performing Assets

For additional details regarding our most important financial performance measures, please see the discussion in the Compensation Discussion and Analysis (CD&A) section in this Proxy Statement.

Total Shareholder Return Amount	$ 99.9	99.6	99.6	79.5	87.5
Peer Group Total Shareholder Return Amount	100.5	100.2	100	110.5	129.6
Net Income (Loss)	$ 26,454,000	$ 14,514,000	$ 19,895,000	$ 46,586,044	$ 33,228,231
Company Selected Measure Amount	0.7	0.38	0.49	1.08	0.94
PEO Name	Mr. Myers
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income (YTD Pre-tax, Pre-provision)
Non-GAAP Measure Description

(3)	Non-GAAP results were used in 2024 and 2025 for net income and return on assets, as reflected in the Reconciliation of GAAP and non-GAAP Financial Measures in the Compensation Discussion and Analysis section.

Measure:: 2
Pay vs Performance Disclosure
Name	Return on Assets (YTD)
Non-GAAP Measure Description
(3)	Non-GAAP results were used in 2024 and 2025 for net income and return on assets, as reflected in the Reconciliation of GAAP and non-GAAP Financial Measures in the Compensation Discussion and Analysis section.

Measure:: 3
Pay vs Performance Disclosure
Name	Non-Interest Expense
Measure:: 4
Pay vs Performance Disclosure
Name	Total Loan Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Total Deposit Growth
Measure:: 6
Pay vs Performance Disclosure
Name	Diluted EPS Growth
Measure:: 7
Pay vs Performance Disclosure
Name	Non-Performing Assets
Myers
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,930,086	$ 1,410,281	$ 1,129,808	$ 1,272,044	$ 809,192
PEO Actually Paid Compensation Amount	2,141,022	1,328,432	930,468	1,324,463	802,655
Colombo
Pay vs Performance Disclosure
PEO Total Compensation Amount					1,262,094
PEO Actually Paid Compensation Amount					1,166,115
PEO | Myers | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	94,671	89,464	84,544	82,638	54,174
PEO | Myers | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(94,671)	(89,464)	(84,544)	(94,763)	(59,356)
PEO | Myers | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(560,015)	(342,025)	(272,031)	(294,414)	(153,988)
PEO | Myers | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	675,111	244,736	160,698	362,628	124,745
PEO | Myers | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,158	(29,809)	(111,735)	(17,313)	20,704
PEO | Myers | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,682	45,249	23,728	13,643	7,183
PEO | Colombo | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(97,586)
PEO | Colombo | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(247,290)
PEO | Colombo | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					197,416
PEO | Colombo | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					37,550
PEO | Colombo | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					13,931
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	92,804	84,381	49,217	44,768	35,101
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,804)	(84,381)	(53,024)	(51,605)	(44,699)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,430)	(78,304)	(94,460)	(134,615)	(77,966)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	124,322	52,692	57,675	161,832	65,506
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,650	(7,693)	(49,744)	(11,869)	12,417
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 13,880	$ 11,903	$ 9,129	$ 6,443	$ 3,517